Credit Agreement and Guaranty - Narrative 2 (Details)		9 Months Ended
	Feb. 10, 2020 USD ($) Y $ / shares item shares	Sep. 30, 2023 Y USD ($) $ / shares	May 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) Y shares	Jul. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 22, 2022 shares	Dec. 31, 2021 USD ($) Y	Oct. 31, 2021 $ / shares shares	Sep. 30, 2021 $ / shares	Feb. 28, 2021 shares	Feb. 26, 2021 $ / shares shares	Feb. 10, 2021 $ / shares
Credit Agreement and Guaranty
Common stock that can be purchased with warrants (in shares) | shares						24,856			6,660
Proceeds from Warrant Exercises	$ 20,000,000.0
Risk free interest rate | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input				4.2				1.1
Risk free interest rate | Option pricing model | Maximum
Credit Agreement and Guaranty
Warrants, Measurement Input		5.46		4.7
Risk free interest rate | Option pricing model | Minimum
Credit Agreement and Guaranty
Warrants, Measurement Input		4.62		4.2
Expected life | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | Y								4.98
Expected life | Option pricing model | Maximum
Credit Agreement and Guaranty
Warrants, Measurement Input | Y		4.65		4.5
Expected life | Option pricing model | Minimum
Credit Agreement and Guaranty
Warrants, Measurement Input | Y		1.15		0.70
Fair value | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input		2.40		11.50				31.63
Common stock warrants | Strike price | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input		3.69		0.90				34.08
Common stock warrants | Strike price | Option pricing model | Maximum
Credit Agreement and Guaranty
Warrants, Measurement Input		1,700.00		1,700
Common stock warrants | Strike price | Option pricing model | Minimum
Credit Agreement and Guaranty
Warrants, Measurement Input		45.00		45.00
Two Thousand Twenty Perceptive Warrants [Member]
Credit Agreement and Guaranty
Fair value of warrants	3,600,000
Two Thousand Twenty One Perceptive Warrants [Member]
Credit Agreement and Guaranty
Beneficial ownership percentage		19.99%
Fair value of warrants	$ 1,100,000
Two Thousand Twenty One Perceptive Warrants Sixth Amendment [Member]
Credit Agreement and Guaranty
Exercise price of warrants (in dollars per share) | $ / shares		$ 10.50
Two Thousand Twenty One Perceptive Warrants Seventh Amendment [Member]
Credit Agreement and Guaranty
Exercise price of warrants (in dollars per share) | $ / shares		$ 1.82
Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Volatility | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input	70.0
Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Risk free interest rate | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | item	1.47
Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Expected life | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | Y	7
Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Strike price | Option pricing model | Maximum
Credit Agreement and Guaranty
Warrants, Measurement Input	9,340
Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Strike price | Option pricing model | Minimum
Credit Agreement and Guaranty
Warrants, Measurement Input	7,480
Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Fair value | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input	8,020
Perceptive Warrants | Two Thousand Twenty One Perceptive Warrants [Member] | Volatility | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input	103.5
Perceptive Warrants | Two Thousand Twenty One Perceptive Warrants [Member] | Risk free interest rate | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | item	1.15
Perceptive Warrants | Two Thousand Twenty One Perceptive Warrants [Member] | Expected life | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | Y	7
Perceptive Warrants | Two Thousand Twenty One Perceptive Warrants [Member] | Strike price | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input	5,740
Warrants
Credit Agreement and Guaranty
Common stock that can be purchased with warrants (in shares) | shares						225
Perceptive Credit Agreement | Two Thousand Twenty One Perceptive Warrants [Member] | Expected life | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | Y	7
Perceptive Credit Agreement | Perceptive Warrants
Credit Agreement and Guaranty
Number of warrants issued | item	2
Common stock that can be purchased with warrants (in shares) | shares	700											225
Exercise price of warrants (in dollars per share) | $ / shares												$ 5,740
Facility fee percentage	1.00%
Perceptive Credit Agreement | First Seven Lakhs Shares
Credit Agreement and Guaranty
Common stock that can be purchased with warrants (in shares) | shares	350		350		350	350			350
Exercise price of warrants (in dollars per share) | $ / shares	$ 7,480		$ 3.69		$ 745	$ 5,276			$ 7,080				$ 7,480
Perceptive Credit Agreement | Remaining Seven Lakhs Shares
Credit Agreement and Guaranty
Common stock that can be purchased with warrants (in shares) | shares	350		350		350	350			350
Exercise price of warrants (in dollars per share) | $ / shares	$ 9,340		$ 3.69		$ 618.50	$ 4,330.50			$ 5,760				9,340
Perceptive Credit Agreement | Warrants
Credit Agreement and Guaranty
Common stock that can be purchased with warrants (in shares) | shares			225		225				225
Exercise price of warrants (in dollars per share) | $ / shares			$ 3.69		$ 501.50	$ 3,456.50			$ 4,540			5,740
As Previously Reported
Credit Agreement and Guaranty
Common stock that can be purchased with warrants (in shares) | shares						1,242,813			333,333
Proceeds from Warrant Exercises	$ 20,000,000.0
As Previously Reported | Two Thousand Twenty Perceptive Warrants [Member]
Credit Agreement and Guaranty
Fair value of warrants	3,600,000
As Previously Reported | Two Thousand Twenty One Perceptive Warrants [Member]
Credit Agreement and Guaranty
Fair value of warrants	$ 1,100,000
As Previously Reported | Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Volatility | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input	0.700
As Previously Reported | Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Risk free interest rate | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | item	0.0147
As Previously Reported | Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Expected life | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | Y	7
As Previously Reported | Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Strike price | Option pricing model | Maximum
Credit Agreement and Guaranty
Warrants, Measurement Input | $ / shares	186.80
As Previously Reported | Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Strike price | Option pricing model | Minimum
Credit Agreement and Guaranty
Warrants, Measurement Input | $ / shares	149.60
As Previously Reported | Perceptive Warrants | Two Thousand Twenty Perceptive Warrants [Member] | Fair value | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | $ / shares	160.40
As Previously Reported | Perceptive Warrants | Two Thousand Twenty One Perceptive Warrants [Member] | Volatility | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input	1.035
As Previously Reported | Perceptive Warrants | Two Thousand Twenty One Perceptive Warrants [Member] | Risk free interest rate | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | item	0.0115
As Previously Reported | Perceptive Warrants | Two Thousand Twenty One Perceptive Warrants [Member] | Expected life | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | Y	7
As Previously Reported | Perceptive Warrants | Two Thousand Twenty One Perceptive Warrants [Member] | Strike price | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | item	114.80
As Previously Reported | Perceptive Credit Agreement | Two Thousand Twenty One Perceptive Warrants [Member] | Expected life | Option pricing model
Credit Agreement and Guaranty
Warrants, Measurement Input | Y	7
As Previously Reported | Perceptive Credit Agreement | Perceptive Warrants
Credit Agreement and Guaranty
Number of warrants issued | item	2
Common stock that can be purchased with warrants (in shares) | shares				35,000					35,000		11,250
Exercise price of warrants (in dollars per share) | $ / shares												114.80
Beneficial ownership percentage	19.99%
Facility fee percentage	1.00%
As Previously Reported | Perceptive Credit Agreement | First Seven Lakhs Shares
Credit Agreement and Guaranty
Common stock that can be purchased with warrants (in shares) | shares				17,500	17,500	17,500	17,500		17,500
Exercise price of warrants (in dollars per share) | $ / shares	$ 149.60				$ 14.90	$ 105.52			$ 141.60	$ 186.80			186.80
As Previously Reported | Perceptive Credit Agreement | Remaining Seven Lakhs Shares
Credit Agreement and Guaranty
Common stock that can be purchased with warrants (in shares) | shares				17,500	17,500	17,500			17,500
Exercise price of warrants (in dollars per share) | $ / shares	$ 186.80				$ 12.37	$ 86.61			$ 115.20	149.60			$ 149.60
As Previously Reported | Perceptive Credit Agreement | Warrants
Credit Agreement and Guaranty
Common stock that can be purchased with warrants (in shares) | shares					11,250	11,250			11,250
Exercise price of warrants (in dollars per share) | $ / shares					$ 10.03	$ 69.13			$ 90.80	$ 114.80		$ 114.80